VIA EDGAR	February 15, 2012

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Gabelli Money Market Funds (the “Fund”)
File	Nos. 33-48220 and 811-06687

Dear Sir or Madam:

On behalf of the Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses, dated January 27, 2012 and filed definitively on February 1, 2012. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

If you have any questions concerning this filing, please call me at 914-921-5105.

Sincerely,

/s/ Bruce N. Alpert
Bruce N. Alpert